Summary of significant accounting policies - Right-of-use assets (Details) - EUR (€) € in Thousands	Mar. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 5,140	€ 3,526
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,759	3,134
Production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	104	112
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 277	€ 280